THE NAVIGATOR FUND

a series of
WORLD FUNDS TRUST
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Supplement dated November 29, 2010
To the Fund’s Prospectus and Statement of Additional Information dated December 30, 2009

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Effective immediately, all references to the “Navigator Fund” in the Prospectus and the Statement of Additional Information are changed to the Sector Rotation Fund.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE